Long-term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Long-term debt
Long-term debt	€ 7,808,460	€ 7,905,557
Less current portion	(1,008,359)	(1,447,239)
Long-term debt, less current portion	6,800,101	6,458,318
Amended 2012 Credit Agreement
Long-term debt
Long-term debt	1,162,342	1,901,372
Bonds
Long-term debt
Long-term debt	6,408,118	4,966,619
Convertible Bonds
Long-term debt
Long-term debt		399,939
Accounts Receivable Facility
Long-term debt
Long-term debt		379,570
Other long-term debt
Long-term debt
Long-term debt	€ 238,000	€ 258,057